Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Number of Shares	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficits)	Accumulated other comprehensive loss	Non-controlling interest	Total
Balance at Jun. 30, 2022				$ 33,456,757	$ 664,100	$ 31,374,073	$ (945,093)	$ (19,953)	$ 64,529,884
Balance (in Shares) at Jun. 30, 2022	[1]	9
Loss for the year						(35,006,839)		(1,235,410)	(36,242,249)
Foreign currency translation adjustment							(6,164,161)	(20,011)	(6,184,172)
Acquisition of 75% ownership in Zhongrun			1	11,350,318				2,156,098	13,506,417
Acquisition of 75% ownership in Zhongrun (in Shares)		24
Acquisition of 100% ownership in Chuangying-				5,593,049					5,593,049
Acquisition of 100% ownership in Chuangying- (in Shares)		3
Shares issued to investors			46	92,979,631					92,979,677
Shares issued to investors (in Shares)		914
Shares issued under equity incentive plan				106,000					106,000
Shares issued under equity incentive plan (in Shares)		1
Shares issued for conversion of convertible notes			7	3,519,993					3,520,000
Shares issued for conversion of convertible notes (in Shares)		139
Balance at Jun. 30, 2023			54	147,005,748	664,100	(3,632,766)	(7,109,254)	880,724	137,808,606
Balance (in Shares) at Jun. 30, 2023	[2]	1,090
Loss for the year						(19,387,129)		(80,923)	(19,468,052)
Foreign currency translation adjustment							(58,945)	(3,932)	(62,877)
Reverse stock split			(1)	1
Reverse stock split (in Shares)		(16)
Shares issued to investors			1,615	35,731,945					35,733,560
Shares issued to investors (in Shares)		32,293
Shares issued under equity incentive plan			222	3,690,638					3,690,860
Shares issued under equity incentive plan (in Shares)		4,440
Shares issued for conversion of convertible notes			154	5,455,525					5,455,679
Shares issued for conversion of convertible notes (in Shares)		3,080
Balance at Jun. 30, 2024			2,044	191,883,857	664,100	(23,019,895)	(7,168,199)	795,869	163,157,776
Balance (in Shares) at Jun. 30, 2024	[3]	40,887
Loss for the year						(979,240)		(2,162,665)	(3,141,905)
Foreign currency translation adjustment							(829,191)	(291,471)	(1,120,662)
Reverse stock split			146	(146)
Reverse stock split (in Shares)		2,972
Shares issued to investors			181,500	104,291,837				3,591,815	108,065,152
Shares issued to investors (in Shares)		3,630,000
Shares issued under equity incentive plan			16,500	851,400					867,900
Shares issued under equity incentive plan (in Shares)		330,000
Balance at Jun. 30, 2025			$ 200,190	$ 297,026,948	$ 664,100	$ (23,999,135)	$ (7,997,390)	$ 1,933,548	$ 267,828,261
Balance (in Shares) at Jun. 30, 2025		4,003,859

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025, and capital reduction on March 6, 2025.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025, and capital reduction on March 6, 2025.
[3]	Retrospectively restated for effect of reverse stock splits on September 24, 2024 and May 30, 2025, and capital reduction on March 6, 2025.